Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of Year	[1]	$ 116	$ 57	$ 31
Charges (Credit) to Costs and Expenses	[1]	$ (65)	$ 74	$ 30
Charges to Other Accounts	[1]
Deductions	[1]	$ (1)	$ (15)	$ (4)
End of Year	[1]	50	116	57
Allowance for Net Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of Year		$ 19,275	$ 20,844	$ 20,781
Charges (Credit) to Costs and Expenses
Charges to Other Accounts
Deductions		$ 2,868	$ (1,569)	$ 63
End of Year		$ 22,143	$ 19,275	$ 20,844

[1]	Write-off, net of recoveries for the allowance for doubtful accounts.